Schedule of Company’s Activities (Details)	12 Months Ended
Dec. 31, 2022
ABit Hong Kong Limited [Member]
Ownership	100% owned by Moxian (BVI) Inc
Ownership percentage	100.00%
ABit USA Inc [Member]
Ownership	100% owned by Abit Hong Kong Limited
Ownership percentage	100.00%
Beijing Bitmatrix Technology Co Ltd [Member]
Ownership	100% owned by Abit Hong Kong Limited
Ownership percentage	100.00%